Cover	Apr. 13, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 13, 2023
Entity File Number	001-41309
Entity Registrant Name	FG Merger Corp.
Entity Central Index Key	0001906133
Entity Tax Identification Number	86-2462502
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	104 S. Walnut St, Unit 1A
Entity Address, City or Town	Itasca
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60143
City Area Code	303
Local Phone Number	396-8751
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	FGMC
Security Exchange Name	NASDAQ
Warrants
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	FGMCW
Security Exchange Name	NASDAQ
Units
Document Information [Line Items]
Title of 12(b) Security	Units
Trading Symbol	FGMCU
Security Exchange Name	NASDAQ